INTANGIBLE ASSET (Details) (Production technology [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Production technology [Member]
Finite-Lived Intangible Assets [Line Items]
Production technology Cost	$ 5,005,203	$ 4,863,485
Less: Accumulated amortization	(1,878,602)	(1,339,062)
Intangible asset, net	$ 3,126,601	$ 3,524,423